CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ (251)	$ (705)	$ 1,476	$ (956)	$ 3,188	$ 1,851 [1]
Actuarial gains (losses) on defined benefit pension plans		41	122	53	163	173	427
Income tax effect on income and expenses recognised in OCI	[2]	(8)	(42)	(11)	(50)	(36)	(98)
Items that will not be reclassified to the Consolidated statement of income		33	80	43	113	137	330
Currency translation adjustments		1,560	(4,182)	148	(2,622)	472	(51)
Share of OCI from equity accounted investments		0	0	(15)	0	(13)	44
Items that may be subsequently reclassified to the Consolidated statement of income		1,560	(4,182)	133	(2,622)	459	(7)
Other comprehensive income/(loss)		1,593	(4,102)	176	(2,509)	596	323
Total comprehensive income/(loss)		1,342	(4,807)	1,651	(3,464)	3,783	2,174
Attributable to the equity holders of the company		1,340	(4,810)	1,651	(3,470)	3,782	2,166
Attributable to non-controlling interests		$ 3	$ 3	$ 0	$ 6	$ 1	$ 8

[1]	Audited
[2]	1) Other comprehensive income (OCI)